Related Parties - Number of ING Groep N.V. shares and stock options to key management personnel (Detail)	Dec. 31, 2018 EUR (€) shares	Dec. 31, 2017 EUR (€) shares	Dec. 31, 2016 shares	Dec. 31, 2015 shares
Disclosure of key management personnel compensation [Line Items]
Number of shares	3,891,728	3,885,790	3,878,484
Number of stock options	5,123,853	15,141,980	25,574,912	37,311,131
ING Groep NV [member]
Disclosure of key management personnel compensation [Line Items]
Number of shares	440,097	487,433
Number of stock options | €	95,707	325,118
ING Groep NV [member] | Executive board of ING Groep N.V. [member]
Disclosure of key management personnel compensation [Line Items]
Number of shares	226,639	202,357
Number of stock options | €	68,467	174,318
ING Groep NV [member] | Management Board of I N G Bank NV [,ember]
Disclosure of key management personnel compensation [Line Items]
Number of shares	159,393	112,342
Number of stock options | €	27,240	37,415
ING Groep NV [member] | Supervisory Board [member]
Disclosure of key management personnel compensation [Line Items]
Number of shares	54,065	172,734
Number of stock options | €	0	113,385